Goodwill and intangible assets (Detail 1)	Dec. 31, 2020	Dec. 31, 2019
Global Wealth Management Americas
Disclosure Of Information For IndividualAsset Or Cash-generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	5.10%	4.20%
Discount rates current year	9.50%
Discount rates previous year		9.50%
Global Wealth Management ex Americas
Disclosure Of Information For IndividualAsset Or Cash-generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	3.70%	3.40%
Discount rates current year	8.50%
Discount rates previous year		8.50%
Asset Management
Disclosure Of Information For IndividualAsset Or Cash-generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	3.50%	3.00%
Discount rates current year	8.50%
Discount rates previous year		9.00%
Investment Bank
Disclosure Of Information For IndividualAsset Or Cash-generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	4.80%	4.00%
Discount rates current year	11.00%
Discount rates previous year		11.00%
UBS AG | Global Wealth Management Americas
Disclosure Of Information For IndividualAsset Or Cash-generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	5.10%	4.20%
Discount rates current year	9.50%
Discount rates previous year		9.50%
UBS AG | Global Wealth Management ex Americas
Disclosure Of Information For IndividualAsset Or Cash-generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	3.70%	3.40%
Discount rates current year	8.50%
Discount rates previous year		8.50%
UBS AG | Asset Management
Disclosure Of Information For IndividualAsset Or Cash-generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	3.50%	3.00%
Discount rates current year	8.50%
Discount rates previous year		9.00%
UBS AG | Investment Bank
Disclosure Of Information For IndividualAsset Or Cash-generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	4.80%	4.00%
Discount rates current year	11.00%
Discount rates previous year		11.00%